Offerings - Offering: 1	Oct. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	0.06
Maximum Aggregate Offering Price	$ 300,000.00
Amount of Registration Fee	$ 27.00
Offering Note	In the event of a stock split, stock dividend or similar transaction involving our common stock, the number of shares registered shall automatically be increased to cover the additional shares of common stock issuable pursuant to Rule 416 under the Securities Act of 1933, as amended.